Shareholders' Equity (deficit) (Details) - Schedule of share consolidation	10 Months Ended
	Dec. 31, 2021 shares
Common Shares [Member]
Shareholders' Equity (deficit) (Details) - Schedule of share consolidation [Line Items]
Authorized, Beginning balance	1,060,000	[1]
Issued, Beginning balance	1,000,000	[1]
Authorized, Ending balance	390,000	[1]
Issued, Ending balance	361,528	[1]
Authorized, Conversion of transferred Common Shares into Series A Preferred Shares	(670,000)	[1]
Issued, Conversion of transferred Common Shares into Series A Preferred Shares	(670,000)	[1]
Authorized, Preferred Shares purchased by a director following appointment as chairman of the Board		[1]
Issued, Preferred Shares purchased by a director following appointment as chairman of the Board		[1]
Authorized, Share-based payment under the equity incentive plan (ESPP)		[1]
Issued, Share-based payment under the equity incentive plan (ESPP)	31,528	[1]
Authorized, Repurchase of 57,756 Common Shares following the resignation of a co-founder		[1]
Issued, Repurchase of 57,756 Common Shares following the resignation of a co-founder		[1]
Series A Preferred Shares [Member]
Shareholders' Equity (deficit) (Details) - Schedule of share consolidation [Line Items]
Authorized, Beginning balance		[1]
Issued, Beginning balance		[1]
Authorized, Ending balance	680,196	[1]
Issued, Ending balance	680,196	[1]
Authorized, Conversion of transferred Common Shares into Series A Preferred Shares	670,000	[1]
Issued, Conversion of transferred Common Shares into Series A Preferred Shares	670,000	[1]
Authorized, Preferred Shares purchased by a director following appointment as chairman of the Board	10,196	[1]
Issued, Preferred Shares purchased by a director following appointment as chairman of the Board	10,196	[1]
Authorized, Share-based payment under the equity incentive plan (ESPP)		[1]
Issued, Share-based payment under the equity incentive plan (ESPP)		[1]
Authorized, Repurchase of 57,756 Common Shares following the resignation of a co-founder		[1]
Issued, Repurchase of 57,756 Common Shares following the resignation of a co-founder		[1]
Common Shares Held In Treasury [Member]
Shareholders' Equity (deficit) (Details) - Schedule of share consolidation [Line Items]
Beginning balance		[2]
Ending balance	(57,756)	[2]
Conversion of transferred Common Shares into Series A Preferred Shares		[2]
Preferred Shares purchased by a director following appointment as chairman of the Board		[2]
Share-based payment under the equity incentive plan (ESPP)		[2]
Repurchase of 57,756 Common Shares following the resignation of a co-founder	(57,756)	[2]

[1]	Fully paid-in registered shares with a par value of CHF 0.10
[2]	Registered shares with a par value of CHF 0.10 held in treasury